Other Financial Information	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
OTHER FINANCIAL INFORMATION
NOTE 15: OTHER FINANCIAL INFORMATION
The Company's 8.125% Senior Notes issued on January 28, 2011, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of NMF, Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The Company's 8 7/8% First Priority Ship Mortgage Notes issued on November 2, 2009 and July 10, 2012, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C., designated as unrestricted subsidiaries or those not required by the indenture (see Note 7). The subsidiary guarantees are "full and unconditional", as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.
See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition. On and after March 30, 2011, following the Navios Acquisition Share Exchange, Navios Acquisition is no longer a subsidiary of Navios Holdings. These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.

The Company revised the classification of certain cash transfers between group subsidiaries on its condensed consolidating statements of cash flows, as presented in this note, to present them as cash flows within financing activities. These amounts were previously classified as cash flows within operating activities. The impact of this revision for the six-month period ended June 30, 2011, nine-month period ended September 30, 2011 and for the year ended December 31, 2011 is to increase cash outflows from operating activities and increase cash inflows from financing activities for Navios Holdings Issuer by $23,875, increase cash inflows from operating activities and increase cash outflows from financing activities for the other guarantor subsidiaries by $60,000 and decrease cash inflows from operating activities and increase cash inflows from financing activities for the non-guarantor subsidiaries by $36,125 compared with amounts previously reported. The Company determined the revisions as presented in this note are not material to the related financial statements and will revise the condensed consolidating statements of cash flows for other comparative periods not presented herein in future financial statements as may be applicable. There was no impact on the Company's consolidated statements of cash flows.

The Company also revised its condensed consolidated financial statements, as presented in this note, as of December 31, 2011 and the six-month period ended June 30, 2011, respectively, to gross up for immaterial amounts related to inclusion of a single non-guarantor subsidiary.

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2012
Revenue	$—	96,474	75,605	—	172,079
Time charter, voyage and port terminal expenses	—	(39,933)	(33,282)	—	(73,215)
Direct vessel expenses	—	(13,546)	(19,496)	—	(33,042)
General and administrative expenses	(3,378)	(5,828)	(3,267)	—	(12,473)
Depreciation and amortization	(701)	(18,521)	(6,650)	—	(25,872)
Interest income/expense and finance cost, net	(16,463)	(3,211)	(5,632)	—	(25,306)
Loss on derivatives	—	(76)	—	—	(76)
Gain on sale of assets	—	323	—	—	323
Other expense, net	18	(166)	(2,706)	—	(2,854)

(Loss)/income before equity in net earnings of affiliated companies	(20,524)	15,516	4,572		(436)
Income from subsidiaries	22,873	2,307	—	(25,180)	—
Equity in net earnings of affiliated companies	2,936	4,788	334	—	8,058

Income before taxes	5,285	22,611	4,906	(25,180)	7,622
Income taxes	—	(72)	(1,377)	—	(1,449)

Net income	5,285	22,539	3,529	(25,180)	6,173
Less: Net income attributable to the noncontrolling interest	—	—	(888)	—	(888)

Net income attributable to Navios Holdings common stockholders	$5,285	22,539	2,641	(25,180)	5,285

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(333)	—	—	—	(333)

Total other comprehensive loss	(333)	—	—	—	(333)

Total comprehensive income	4,952	22,539	3,529	(25,180)	5,840
Comprehensive income attributable to non controlling interest	—	—	(888)		(888)

Total comprehensive income attributable to Navios Holdings common stockholders	$4,952	$22,539	2,641	(25,180)	4,952

	Navios
	Maritime	Other
	Holdings Inc.	Guarantor	Non Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2011
Revenue	$—	$113,432	$51,921	$—	$165,353
Time charter, voyage and port terminal expenses	—	(42,452)	(22,396)	—	(64,848)
Direct vessel expenses	—	(12,460)	(15,767)	—	(28,227)
General and administrative expenses	(3,827)	(6,120)	(3,964)	—	(13,911)
Depreciation and amortization	(701)	(18,322)	(5,374)	—	(24,397)
Interest income/(expense) and finance cost, net	(17,084)	(2,433)	(5,616)	—	(25,133)
Gain on derivatives	—	303	—	—	303
Gain on sale of assets	—	38,787	—	—	38,787
Other expense, net	(19)	(1,461)	(2,265)	—	(3,745)

(Loss)/income before equity in net earnings of affiliated companies	(21,631)	69,274	(3,461)	—	44,182
Income/(loss) from subsidiaries	69,458	(3,152)	—	(66,306)	—
Equity in net earnings of affiliated companies	3,023	4,438	270	—	7,731

Income/(loss) before taxes	50,850	70,560	(3,191)	(66,306)	51,913
Income tax benefit/(expense)	—	73	(1,158)	—	(1,085)

Net income/(loss)	50,850	70,633	(4,349)	(66,306)	50,828
Less: Net loss attributable to the noncontrolling interest	—	—	22	—	22

Net income/(loss) attributable to Navios Holdings common stockholders	$50,850	$70,633	$(4,327)	$(66,306)	$50,850

Other Comprehensive loss
Unrealized loss on investments in available for sale securities	(10,558)	—	—	—	(10,558)
Total other comprehensive loss	(10,558)	—	—	—	(10,558)
Total comprehensive income/(loss)	40,292	70,633	(4,349)	(66,306)	40,270
Comprehensive loss attributable to non controlling interest	—	—	22	—	22
Total comprehnsive income/(loss) attribuatable to Navios Holdings common stockholders	$40,292	$70,633	$(4,327)	$(66,306)	$40,292

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2012
Revenue	$—	195,556	128,537	—	324,093
Time charter, voyage and port terminal expenses	—	(80,097)	(54,835)	—	(134,932)
Direct vessel expenses	—	(23,254)	(35,796)	—	(59,050)
General and administrative expenses	(7,151)	(10,929)	(6,946)	—	(25,026)
Depreciation and amortization	(1,401)	(36,216)	(14,089)	—	(51,706)
Interest income/(expense) and finance cost, net	(32,730)	(7,068)	(10,748)	—	(50,546)
Loss on derivatives	—	(202)	—	—	(202)
Gain on sale of assets	—	323	—	—	323
Other expense, net	(216)	(557)	(3,448)	—	(4,221)

(Loss)/income before equity in net earnings of affiliated companies	(41,498)	37,556	2,675		(1,267)
Income from subsidiaries	47,947	2,194	—	(50,141)	—
Equity in net earnings of affiliated companies	8,295	7,666	672	—	16,633

Income before taxes	14,744	47,416	3,347	(50,141)	15,366
Income taxes	—	(141)	(454)	—	(595)

Net income	14,744	47,275	2,893	(50,141)	14,771
Less: Net income attributable to the noncontrolling interest	—	—	(27)	—	(27)

Net income attributable to Navios Holdings common stockholders	$14,744	47,275	2,866	(50,141)	14,744

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(422)	—	—	—	(422)
Reclassification to investments in affiliates	(6,158)	—	—	—	(6,158)
Total other comprehensive loss	(6,580)	—	—	—	(6,580)
Total comprehensive income	8,164	47,275	2,893	(50,141)	8,191
Comprehensive income attributable to non controlling interest	—	—	(27)		(27)
Total comprehensive income attributable to Navios Holdings common stockholders	$8,164	$47,275	2,866	(50,141)	8,164

	Navios
	Maritime	Other
	Holdings Inc.	Guarantor	Non Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the six months ended June 30, 2011
Revenue	$—	$207,787	$139,338	$—	$347,125
Time charter, voyage and port terminal expenses	—	(84,947)	(39,015)	—	(123,962)
Direct vessel expenses	—	(22,334)	(39,911)	—	(62,245)
General and administrative expenses	(7,509)	(11,103)	(8,073)	—	(26,685)
Depreciation and amortization	(1,394)	(34,772)	(21,552)	—	(57,718)
Interest income/(expense) and finance cost, net	(34,346)	(4,852)	(15,372)	—	(54,570)
Loss on derivatives	—	(82)	—	—	(82)
Loss on change in control	(35,325)	—	—	—	(35,325)
Gain on sale of assets	—	38,787	—	—	38,787
Loss on bond extinguishment	(21,199)	—	—	—	(21,199)
Other expense, net	(106)	(759)	(3,855)	—	(4,720)

(Loss)/income before equity in net earnings of affiliated companies	(99,879)	87,725	11,560	—	(594)
Income from subsidiaries	103,928	11,715	—	(115,643)	—
Equity in net earnings of affiliated companies	8,656	5,488	602	—	14,746

Income before taxes	12,705	104,928	12,162	(115,643)	14,152
Income taxes	—	—	(181)	—	(181)

Net income	12,705	104,928	11,981	(115,643)	13,971
Less: Net income attributable to the noncontrolling interest	—	—	(1,251)	—	(1,251)
Add: Preferred stock dividends attributable to the noncontrolling interest	—	—	12	—	12
Less: Preferred stock dividends of subsidiaries	—	—	(27)	—	(27)

Net income attributable to Navios Holdings common stockholders	$12,705	$104,928	$10,715	$(115,643)	$12,705

Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(6,075)	—	—	—	(6,075)
Total other comprehensive loss	(6,075)	—	—	—	(6,075)
Total comprehensive income	6,630	104,928	11,966	(115,643)	7,881
Comprehensive income attributable to non controlling interest	—	—	(1,251)	—	(1,251)
Total comprehnsive income attribuatable to Navios Holdings common stockholders	$6,630	$104,928	$10,715	$(115,643)	$6,630

Balance Sheet as of June 30, 2012	Navios Maritime Holdings Inc. Issuer	Other Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$97,502	$27,577	$44,016	$—	$169,095
Restricted cash	7,398	2,123	—	—	9,521
Accounts receivable, net	—	76,768	31,209	—	107,977
Intercompany receivables	—	—	64,038	(64,038)	—
Due from affiliate companies	1,300	55,684	7,576	—	64,560
Prepaid expenses and other current assets	—	34,717	16,728	—	51,445

Total current assets	106,200	196,869	163,567	(64,038)	402,598

Vessels, port terminal and other fixed assets, net	—	1,422,135	342,603	—	1,764,738
Due from affiliate company	—	24,471	—	—	24,471
Loan receivable from affiliate company	35,000	—	—	—	35,000
Investments in subsidiaries	1,446,463	276,038	—	(1,722,501)	—
Investment in available for sale securities	—	142	—	—	142
Investment in affiliates	177,599	359	10,112	—	188,070
Other long term assets	13,904	39,853	18,010	—	71,767
Goodwill and other intangibles	96,600	129,340	165,744	—	391,684

Total non-current assets	1,769,566	1,892,338	536,469	(1,722,501)	2,475,872

Total assets	$1,875,766	$2,089,207	$700,036	$(1,786,539)	$2,878,470

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	25,799	24,049	—	49,848
Accrued expenses	16,806	40,636	17,672	—	75,114
Deferred income and cash received in advance	—	16,731	4,184	—	20,915
Dividends payable	6,146	—	—	—	6,146
Intercompany Payables	1,505	55,107	7,426	(64,038)	—
Short term derivative liability	—	60	—	—	60
Capital lease obligations	—	—	1,330	—	1,330
Current portion of long term debt	5,476	50,803	69	—	56,348

Total current liabilities	29,933	189,136	54,730	(64,038)	209,761

Long term debt, net of current portion	789,190	367,745	200,564	—	1,357,499
Capital lease obligations, net of current portion	—	—	24,450	—	24,450
Other long term liabilities and deferred income	—	49,332	3,098	—	52,430
Unfavorable lease terms	—	41,749	—	—	41,749
Deferred tax liability	—	—	19,325	—	19,325

Total non-current liabilities	789,190	458,826	247,437	—	1,495,453

Total liabilities	819,123	647,962	302,167	(64,038)	1,705,214
Noncontrolling interest	—	—	116,613	—	116,613
Total Navios Holdings stockholders' equity	1,056,643	1,441,245	281,256	(1,722,501)	1,056,643

Total liabilities and stockholders' equity	$1,875,766	$2,089,207	$700,036	$(1,786,539)	$2,878,470

Balance Sheet as of December 31, 2011	Navios Maritime Holdings Inc. Issuer	Other Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$74,160	$56,406	$40,530	$—	$171,096
Restricted cash	2,597	3,802	—	—	6,399
Accounts receivable, net	—	69,536	31,850	—	101,386
Intercompany receivables	77,347	—	65,247	(142,594)	—
Due from affiliate companies	1,300	50,254	—	(2,150)	49,404
Prepaid expenses and other current assets	(14)	28,516	14,187	—	42,689

Total current assets	155,390	208,514	151,814	(144,744)	370,974
Deposit for vessel acquisitions	—	63,814	—	—	63,814
Vessels, port terminal and other fixed assets,net	—	1,349,622	418,324	—	1,767,946
Loan receivable from affiliate company	40,000	—	—	—	40,000
Investments in subsidiaries	1,398,516	273,844	—	(1,672,360)	—
Investment in available for sale securities	82,572	332	—	—	82,904
Investment in affiliates	107,127	233	9,728	—	117,088
Other long term assets	15,543	33,882	18,064	—	67,489
Goodwill and other intangibles	98,001	137,649	167,959	—	403,609

Total non-current assets	1,741,759	1,859,376	614,075	(1,672,360)	2,542,850

Total assets	$1,897,149	$2,067,890	$765,889	$(1,817,104)	$2,913,824

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	28,529	23,584	—	52,113
Accrued expenses	16,864	30,822	16,184	—	63,870
Deferred income and cash received in advance	—	23,235	5,322	—	28,557
Dividends payable	6,149	—	—	—	6,149
Intercompany Payables	—	104,510	38,084	(142,594)	—
Due to affiliate companies	—	—	2,150	(2,150)	—
Capital lease obligations	—	—	31,221	—	31,221
Current portion of long term debt	7,382	54,142	8,569	—	70,093

Total current liabilities	30,395	241,238	125,114	(144,744)	252,003
Long term debt, net of current portion	807,648	352,717	223,099	—	1,383,464
Other long term liabilities and deferred income	—	35,140	3,072	—	38,212
Unfavorable lease terms	—	44,825	—	—	44,825
Deferred tax liability	—	—	19,628	—	19,628

Total non-current liabilities	807,648	432,682	245,799	—	1,486,129

Total liabilities	838,043	673,920	370,913	(144,744)	1,738,132
Noncontrolling interest	—	—	116,586	—	116,586
Total Navios Holdings stockholders' equity	1,059,106	1,393,970	278,390	(1,672,360)	1,059,106

Total liabilities and stockholders' equity	$1,897,149	$2,067,890	$765,889	$(1,817,104)	$2,913,824

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2012	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by/(used in) operating activities	$25,569	$(3,894)	$15,968	$—	$37,643

Cash flows from investing activities
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Acquisition of General Partner units	—	—	(1,472)	—	(1,472)
Loan repayment from affiliate company	5,000	—	—	—	5,000
Loan to affiliate company	—	(1,906)	—	—	(1,906)
Proceeds from sale of assets	—	59,500	—	—	59,500
Purchase of property and equipment	—	(1,189)	(7,346)	—	(8,535)

Net cash provided by/(used in) investing activities	5,000	18,048	(8,818)	—	14,230

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	31,278	(59,500)	28,222	—	—
Issuance of common stock	93	—	—	—	93
Proceeds from long-term loan, net of deferred finance fees	—	50,759	—	—	50,759
Repayment of long-term debt	(20,656)	(40,541)	(31,035)	—	(92,232)
Dividends paid	(13,141)	—	—	—	(13,141)
(Increase)/decrease in restricted cash	(4,801)	6,299	—	—	1,498
Payments of obligations under capital leases	—	—	(851)	—	(851)

Net cash used in financing activities	(7,227)	(42,983)	(3,664)	—	(53,874)

Net increase/(decrease) in cash and cash equivalents	23,342	(28,829)	3,486	—	(2,001)
Cash and cash equivalents, at beginning of period	74,160	56,406	40,530	—	171,096

Cash and cash equivalents, at end of period	$97,502	$27,577	$44,016	$—	$169,095

	Navios
	Maritime	Other	Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2011	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(28,511)	$72,654	$29,009	$—	$73,152

Cash flows from investing activities
Acquisition of vessels	—	(51,526)	(4,533)	—	(56,059)
Decrease in restricted cash for asset acquisitions	—	—	778	—	778
Acquisition of General Partner units	—	—	(2,052)	—	(2,052)
Deposits for vessel acquisitions	—	(504)	(3,995)	—	(4,499)
Proceeds from sale of assets	—	120,000	—	—	120,000
Purchase of property and equipment	—	(122)	(32,152)	—	(32,274)
Deconsolidation of Navios Acquisition	—	—	(72,425)	—	(72,425)
Dividends from affiliates/associates	1,300	—	—	(1,300)	—

Net cash provided by/(used in) investing activities	1,300	67,848	(114,379)	(1,300)	(46,531)

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	21,823	(60,000)	38,177	—	—
Issuance of common stock	415	—	—	—	415
Proceeds from long-term loan, net of deferred finance fees	—	51,578	3,035	—	54,613
Repayment of long-term debt	(24,374)	(26,700)	(114,773)	—	(165,847)
Repayment of Senior Notes	(300,000)	—	—		(300,000)
Proceeds from issuance of Senior Notes, net of deferred finance fees	340,981	—	193,328	—	534,309
Dividends paid	(13,035)	—	(2,447)	1,300	(14,182)
Increase in restricted cash	—	252	(625)	—	(373)
Payments of obligations under capital leases	—	—	(612)	—	(612)

Net cash provided by financing activities	25,810	(34,870)	116,083	1,300	108,323

Net (decrease)/increase in cash and cash equivalents	(1,401)	105,632	30,713	—	134,944
Cash and cash equivalents, at beginning of period	6,323	94,689	106,398	—	207,410

Cash and cash equivalents, at end of period	$4,922	$200,321	$137,111	$—	$342,354